Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 679,625	₩ 595,667
Fair value of plan assets	(663,617)	(555,175)
Defined benefit assets	(45,952)	(30,247)
Defined benefit liabilities	₩ 61,960	₩ 70,739